Note 4 - Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Other Receivables [Table Text Block]
	December 31,
	2017	2016
Research and development tax credit receivable from the French State	560	476
Value-added taxes receivable	216	209
Other receivables from Government and public authorities	238	138
Others	52	60
Total	1,066	884